UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Michael Isaac

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2020 through November 30, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2020

STADION TACTICAL GROWTH FUND

STADION TACTICAL DEFENSIVE FUND

STADION TRILOGY ALTERNATIVE RETURN FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	4
Disclosure of Fund Expenses	10
Schedules of Investments	12
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	31
Additional Information	41
Board of Trustees and Executive Officers	42

Stadion Investment Trust	Letter to Shareholders

November 30, 2020 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the Stadion Funds’ Semi-Annual Report for the six months ending November 30, 2020 for the Stadion Tactical Growth Fund, the Stadion Tactical Defensive Fund and the Stadion Trilogy Alternative Return Fund (each, a “Fund”, and together, the “Stadion Funds or the “Funds”). This letter includes a market overview and a discussion of the prevailing market conditions over the past six months, highlighting the purpose and approach of each of our Funds. Below, we first look at financial market conditions over the last half year. Then we cover each of our Funds and their performance.

6 Month Market Condition Overview

Equity Markets

U.S. equities continued their impressive rally for the six-month period ending November 30, 2020 despite the repeated threats of COVID shutdowns, highly elevated unemployment rates, and election year uncertainty. With the exception of weak price action in September and October, which we feel was primarily driven by the election year uncertainty, stock prices rallied for the majority of the period. The major U.S. indices closed November at new all-time highs. For this six-month period, the Russell 2000 small cap index led U.S. equities higher, surging 31.35%. The NASDAQ Composite Index climbed 29.06%. Similarly, the S&P 500 was up 19.98%, while the Dow Jones Industrial Average Index gained 17.98%. This rally -- notably the fastest Bull market recovery ever -- followed the fastest Bear market decline ever recorded earlier in the year. The NASDAQ led the recovery early on and surpassed its pre-COVID crisis highs as early as June. The tech heavy index benefited from the boost in demand for technology that could accommodate seismic shifts in both remote work and schooling, each of which were the result of the shutdowns. As news of a vaccine emerged, other indices kicked into action, and they too quickly reached new all-time highs during the period.

Although September and October were decidedly lackluster, November was a very good month for stocks across the globe as equity investors showed an increased appetite for risk. The Dow Jones Industrial Average Index gained more than 12% during the month. This move upward led the index toward its best month since January 1987. The NASDAQ also ended the month up almost 12% and the S&P 500 Total return Index gained almost 11%. It was the Russell 2000 small cap index, however, that led U.S. stocks during the month with a gain in excess of 18%. Internationally, the MSCI EAFE Index--which tracks developed markets--was up 15.5% and the MSCI Emerging Markets Index was up over 9%.

With unprecedented stimulus and the Federal Reserve’s extraordinarily accommodative monetary policy, market participants seemed to be pricing in prolonged benefits of such favorable economic support. This will likely keep rates low for quite some time and will likely continue to provide a tail wind for stocks.

Stadion Tactical Growth Fund (Growth Fund)

The Tactical Growth Fund follows a rule-based proprietary model. The model quantitatively ranks all actively traded Exchange Traded Funds (ETFs) based on their risk-adjusted return. We then perform a fundamental review to determine if highly ranked ETFs are suitable for the portfolio. The holdings of the Growth Fund are adjusted to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the Funds’ investment process is to produce returns while assuming less risk over a market cycle as compared to its benchmark. During turbulent times the Fund does not automatically allocate to cash. Instead, the Fund will attempt to allocate among a mix of defensive and non-correlated assets.

For the six months ending November 30, 2020, the Tactical Growth Fund’s Class A shares returned +14.73%. These numbers exclude the Fund’s 5.75% sales load. The Fund’s performance is reflective of both allocation decisions and overall market performance. Its primary benchmark, the Morningstar Moderately Aggressive Target Risk Index, returned +18.45% for the half-year period. The portfolio moved from a conservative allocation in early June of approximately 60% Equity / 40% Fixed Income to a more aggressive allocation at the end of the period. This change was done by lowering the Fund’s Cash allocation in favor of U.S. Equities, Precious Metals, and Basic Materials. Fixed Income exposure, including cash, was nearly one-fifth of the portfolio, and was all on the short-end of the yield curve. The Fund’s performance lagged slightly due to its conservative allocation which was in response to weakness across markets in the quarter prior to the six-month time period covered in this letter.

Stadion Trilogy Alternative Return Fund

The Trilogy Alternative Return Fund is a multi-strategy portfolio designed to generate total returns regardless of market direction and maintains an emphasis on lower risk and volatility than U.S. equity markets. This Fund consists of an equity component, an income component, and a trend component, and is designed such that two of the three should be in a favorable environment over a given year. For the six months ending November 30, 2020, the Trilogy Fund’s Class A shares returned +4.31%, not including the impact of the Fund’s 5.75% sales load, while the Fund’s benchmark, the HFRX Absolute Return Index, returned +4.15%.

The income component was the largest contributor to the Fund’s positive performance over the 6 months as the S&P 500 Index experienced two pullbacks of greater than 7% that were followed by a recovery back to near previous highs. This type of market environment is ideal for the income component as it creates a “range-bound” market with increased volatility, enabling the income component to generate positive returns.

Semi-Annual Report | November 30, 2020	1

Stadion Investment Trust	Letter to Shareholders

November 30, 2020 (Unaudited)

The equity component was a value add to the Fund over the 6 months as the stock holdings in the Fund followed the market’s climb to all-highs. Equities make up approximately 45% of the Fund, so being able to participate in the rally was beneficial to Trilogy’s performance. The Fund’s equity holdings mostly consisted of large-cap, dividend paying stocks, which participated in a large up-move during a “flight to quality” while also providing income from dividends.

The trend component also added positive returns to the Fund, in large part for two main reasons: increased volatility and a strong market rally. The Fund utilizes 1-month short calls to generate income over short time periods. From these we were able to collect higher premiums than normal as volatility remained elevated for extended periods. At the same time, the Fund also employed a long call strategy to take advantage of longer-term moves in the market. These long calls added value as the market rallied almost 20% over the 6 months.

Overall, each of the three components performed positively over the 6 months, helping the Fund outperform its benchmark over that period.

Stadion Tactical Defensive Fund (Defensive Fund)

The Tactical Defensive Fund features two complementary components to diversify equity allocations and attempt to reduce volatility over changing market cycles. One seeks to focus on longer term cyclical trends to find a balance between risk avoidance and return while the other focuses on shorter term trends. Fifty percent of the portfolio is governed by the long-term trend strategy and fifty percent is governed by the shorter-term, and more risk averse, trend strategy.

During the six months ending November 30, 2020 the Tactical Defensive Fund’s Class A shares returned +17.20% excluding the impact of the 5.75% sales load. The Fund’s primary benchmark, the Morningstar Moderate Target Risk Index, returned +14.32%.

The Fund’s long-term trend strategy began June with a half equity, half defensive allocation, as the underlying technical indicators were still recovering from the bear market experienced in Q120. However, by June 22nd the Fund’s long-term model had built enough strength to go fully invested. This portion of the Fund remained fully invested for the remainder of the 6 months ending November 30, 2020 as the market rallied almost 20%.

The shorter-term model was more active during the 6 months as the market saw a couple of pullbacks with increased volatility. It was fully invested in equities to begin June and stayed fully invested through August. The underlying indicators began to weaken in September and the fund moved in and out of equities from September through October as the market “chopped” back and forth with two drawdowns of greater than 7%. The shorter-term model is quicker to get in and out of risk-on assets to provide short-term protection for its shareholders. In November, the market bounced back from its October low and the short-term model strengthened enough for the Fund to get fully invested in equity holdings by November 18th, which is how the short-term model closed the month.

The combination of the longer-term and shorter-term models added value to the Fund over the 6 months ending November 30, 2020 which helped the Fund outperform its benchmark over that period.

Sincerely,

Stadion Money Management

Brad A. Thompson, CFA

Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid. Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

2	www.stadionfunds.com

Stadion Investment Trust	Letter to Shareholders

November 30, 2020 (Unaudited)

Not all investors are eligible for each share class. Performance and expense may vary between share classes.

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange.

The NASDAQ Composite is a stock market index of the common stocks and similar securities listed on the NASDAQ stock market and it is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

The MSCI Emerging Markets Index consists of 23 economies including Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI is a float-adjusted market capitalization index.

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index. As a total return index it assumes reinvestment of all cash distributions.

An Exchange Traded Fund (ETF) is a fund that tracks a specific index (bonds, commodities, etc.) but trades on stock exchange in the same manner as common stocks. ETFs tend to have higher liquidity than mutual funds.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments.

The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

A yield curve is a line that plots interest rates of bonds, at specific point in time, which have equal credit quality but different maturity dates.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Absolute Return is the total return generated by an asset over a specific time period.

Flight-to-quality is the action of investors moving their capital away from riskier investments to safer ones.

Semi-Annual Report | November 30, 2020	3

Stadion Tactical Growth Fund	Performance Information

November 30, 2020 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) and the Morningstar Moderately Aggressive Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2020)

	6 Months	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Growth Fund - A - NAV	14.73%	13.31%	7.70%	8.41%	6.81%
Stadion Tactical Growth Fund - A - POP	8.14%	6.82%	6.43%	7.77%	6.43%
Stadion Tactical Growth Fund - C - NAV	14.23%	12.44%	6.88%	7.59%	6.01%
Stadion Tactical Growth Fund - C - CDSC	13.23%	11.44%	6.88%	7.59%	6.01%
Stadion Tactical Growth Fund - I - NAV	14.83%	13.69%	7.96%	8.68%	7.08%
Morningstar Moderately Aggressive Target Risk Index	18.45%	12.22%	10.01%	9.13%	7.94%(d)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into Class I shares of the Fund, as of the close of business on March 29, 2013. Class I, Class A and Class C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and Class C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and Class C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and Class C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.
(d)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2020.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

4	www.stadionfunds.com

Stadion Tactical Growth Fund	Performance Information

November 30, 2020 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2020, are 1.71%, 2.46% and 1.46%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Investment Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2021.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2020	5

Stadion Tactical Defensive Fund	Performance Information

November 30, 2020 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a) and the Morningstar Moderate Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2020)

	6 Months	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Defensive Fund - A - NAV	16.68%	2.77%	6.32%	4.64%	3.91%
Stadion Tactical Defensive Fund - A - POP	9.95%	-3.14%	5.07%	4.02%	3.48%
Stadion Tactical Defensive Fund - C - NAV	16.23%	2.00%	5.52%	3.84%	3.11%
Stadion Tactical Defensive Fund - C - CDSC	15.23%	1.00%	5.52%	3.84%	3.11%
Stadion Tactical Defensive Fund - I - NAV	16.71%	2.99%	6.55%	4.85%	4.13%
Morningstar Moderate Target Risk Index	14.32%	11.77%	8.79%	7.88%	6.73%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and Class I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and Class I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.
(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2020.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

6	www.stadionfunds.com

Stadion Tactical Defensive Fund	Performance Information

November 30, 2020 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2020, are 1.95%, 2.71%, and 1.76%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Investment Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2021.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2020	7

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2020 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a), the HFRX Absolute Return Index and the Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2020)

	6 Months	1 Year	5 Year	Since Inception
Stadion Trilogy Alternative Return Fund - A - NAV	4.31%	5.68%	2.40%	2.21%
Stadion Trilogy Alternative Return Fund - A - POP	-1.65%	-0.40%	1.19%	1.51%
Stadion Trilogy Alternative Return Fund - C - NAV	3.97%	5.03%	1.63%	1.46%
Stadion Trilogy Alternative Return Fund - C - CDSC	2.97%	4.03%	1.63%	1.46%
Stadion Trilogy Alternative Return Fund - I - NAV	4.48%	6.13%	2.66%	2.46%
HFRX Absolute Return Index	4.15%	2.05%	1.69%	1.91%(d)
Bloomberg Barclays U.S. Aggregate Bond Index	1.79%	7.28%	4.34%	3.48%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and Class I shares of the Fund commenced operations on April 2, 2012.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2020.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

8	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2020 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2020, are 1.69%, 2.44%, and 1.44%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Investment Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.38% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2021.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2020	9

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2020 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent annual period (June 1, 2020) and held until the end of the period (November 30, 2020).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expense Ratio(a)	Expenses Paid During period 6/1/20 - 11/30/20(b)
Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,147.30	1.55%	$8.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.30	1.55%	$7.84
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,142.30	2.30%	$12.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.54	2.30%	$11.61
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,148.30	1.30%	$7.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.30%	$6.58
Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,166.80	1.87%	$10.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.69	1.87%	$9.45
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,162.30	2.63%	$14.26
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.88	2.63%	$13.26
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,167.10	1.70%	$9.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

10	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2020 (Unaudited)

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expense Ratio(a)	Expenses Paid During period 6/1/20 - 11/30/20(b)
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,043.10	1.63%	$8.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.90	1.63%	$8.24
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,039.70	2.38%	$12.17
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.14	2.38%	$12.01
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,044.80	1.38%	$7.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.15	1.38%	$6.98

(a)	The Fund's expense ratios have been based on the Funds' most recent fiscal half-year expenses.
(b)	Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/365).

Semi-Annual Report | November 30, 2020	11

Stadion Tactical Growth Fund	Schedule of Investments

November 30, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 92.40%	Shares	Value
Invesco QQQ Trust, Series 1	351,223	$105,233,435
iShares® Short Treasury Bond ETF	374,810	41,480,223
iShares® Russell 2000® Growth ETF	250,121	65,679,273
iShares® Russell 2000® Value ETF	241,225	29,579,010
Materials Select Sector SPDR® Fund	399,355	28,350,212
PIMCO Enhanced Short Maturity Active ETF	117,577	11,994,030
SPDR® Portfolio S&P 500 Growth ETF	1,201,024	64,014,579
SPDR® S&P 500® ETF Trust	129,440	46,865,046
VanEck Vectors® Gold Miners ETF	339,298	11,766,855
Vanguard® Growth ETF	281,887	68,687,405
Vanguard® Value ETF	232,593	26,911,010

TOTAL EXCHANGE-TRADED FUNDS
(Cost $360,601,694)		500,561,078

MONEY MARKET FUNDS - 7.68%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield	41,612,700	$41,612,700

TOTAL MONEY MARKET FUNDS
(Cost $41,612,700)		41,612,700

Total Investments, at Value - 100.08%
(Cost $402,214,394)		542,173,778

Liabilities in Excess of Other Assets - (0.08)%		(414,304)

Net Assets - 100.00%		$541,759,474

See Notes to Financial Statements.

12	www.stadionfunds.com

Stadion Tactical Defensive Fund	Schedule of Investments

November 30, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.60%	Shares	Value
Invesco QQQ Trust, Series 1	67,659	$20,271,990
SPDR® Portfolio Developed World ex-US ETF	391,870	12,665,238
SPDR® Portfolio Emerging Markets ETF	100,914	4,058,761
SPDR® Portfolio S&P 500® ETF	522,706	22,235,913
SPDR® Portfolio S&P 600® Small Cap ETF	87,506	2,901,699
SPDR® S&P 500® ETF Trust	51,380	18,602,643

TOTAL EXCHANGE-TRADED FUNDS
(Cost $73,350,926)		80,736,244

MONEY MARKET FUNDS - 0.56%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield	451,856	$451,856

TOTAL MONEY MARKET FUNDS
(Cost $451,856)		451,856

Total Investments, at Value - 100.16%
(Cost $73,802,782)		81,188,100

Liabilities in Excess of Other Assets - (0.16)%		(129,993)

Net Assets - 100.00%		$81,058,107

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	13

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2020 (Unaudited)

COMMON STOCKS - 33.96%	Shares	Value
Consumer Discretionary - 3.72%
Distributors - 1.04%
Genuine Parts Co.(a)	5,073	$499,031

Hotels, Restaurants & Leisure - 1.26%
McDonald's Corp.(a)	2,763	600,787

Household Durables - 1.42%
Garmin, Ltd.(a)	5,795	676,624

Consumer Staples - 6.42%
Food & Staples Retailing - 2.58%
Sysco Corp.(a)	6,523	465,025
Walmart, Inc.(a)	5,013	765,936
		1,230,961

Food Products - 2.45%
General Mills, Inc.(a)	10,944	665,614
Kellogg Co.(a)	7,900	504,889
		1,170,503

Household Products - 1.39%
Procter & Gamble Co.(a)	4,758	660,743

Financials - 3.09%
Banks - 2.10%
Fifth Third Bancorp(a)	19,787	501,403
Truist Financial Corp.(a)	10,791	500,918
		1,002,321

Insurance - 0.99%
Aflac, Inc.(a)	10,747	472,116

Health Care - 6.28%
Health Care Equipment & Supplies - 1.48%
Abbott Laboratories(a)	6,531	706,785

Pharmaceuticals - 4.80%
Eli Lilly and Co.(a)	4,207	612,750
Johnson & Johnson(a)	3,797	549,350
Merck & Co., Inc.(a)	6,688	537,648
Pfizer, Inc.(a)	15,369	588,786
		2,288,534

Industrials - 6.72%
Aerospace & Defense - 2.59%
L3Harris Technologies, Inc.(a)	2,610	501,094
Lockheed Martin Corp.(a)	1,371	500,415
Raytheon Technologies Corp.(a)	3,241	232,444
		1,233,953

Commercial Services & Supplies - 1.18%
Waste Management, Inc.(a)	4,719	562,175

See Notes to Financial Statements.

14	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2020 (Unaudited)

COMMON STOCKS (continued)	Shares	Value
Industrials - 6.72% (continued)
Machinery - 1.41%
Illinois Tool Works, Inc.(a)	3,193	$674,010

Trading Companies & Distributors - 1.54%
WW Grainger, Inc.(a)	1,756	734,535

Information Technology - 4.43%
Communications Equipment - 1.14%
Cisco Systems, Inc.(a)	12,699	546,311

Software - 1.44%
Microsoft Corp.(a)	3,202	685,452

Technology Hardware, Storage & Peripherals - 1.85%
Apple, Inc.(a)	7,416	882,875

Utilities - 3.30%
Electric Utilities - 2.20%
Eversource Energy(a)	6,105	534,249
Southern Co.(a)	8,626	516,266
		1,050,515

Multi-Utilities - 1.10%
Dominion Energy, Inc.(a)	6,711	526,746

TOTAL COMMON STOCKS
(Cost $7,734,973)		16,204,977

EXCHANGE-TRADED FUNDS - 53.61%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF(a)	27,400	$1,115,454
iShares® Core Dividend Growth ETF(a)	26,320	1,149,921
iShares® MBS ETF(a)	39,300	4,328,895
Schwab® US Dividend Equity ETF(a)	18,882	1,186,167
SPDR® Portfolio Intermediate Term Corporate Bond ETF(a)	206,700	7,668,570
SPDR® Portfolio Long-Term Corporate Bond ETF(a)	68,400	2,276,352
SPDR® Portfolio Short-Term Corporate Bond ETF(a)	138,800	4,361,096
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	72,600	2,285,448
Vanguard® Dividend Appreciation ETF(a)	8,734	1,208,436

TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,563,221)		25,580,339

PURCHASED OPTION CONTRACTS - 19.40%	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 15.20%
S&P 500® Index:
	12/04/2020	$3,650	15	$5,432,445	$25,050
	12/11/2020	3,750	15	5,432,445	6,300
	12/18/2020	3,700	15	5,432,445	33,975
	12/24/2020	3,800	15	5,432,445	9,900
	12/17/2021	3,100	65	23,540,595	4,204,850
	12/17/2021	3,200	30	10,864,890	1,713,000
	12/16/2022	2,400	10	3,621,630	1,258,700
				59,756,895	7,251,775

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	15

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2020 (Unaudited)

PURCHASED OPTION CONTRACTS - 19.40% (continued)	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 4.20%
S&P 500® Index:
	12/04/2020	$3,250	15	$5,432,445	$562
	12/11/2020	3,350	15	5,432,445	5,175
	12/18/2020	3,300	15	5,432,445	10,050
	12/18/2020	2,650	20	7,243,260	1,700
	12/18/2020	2,700	60	21,729,780	5,700
	12/18/2020	2,800	15	5,432,445	1,838
	12/24/2020	3,400	15	5,432,445	24,600
	06/18/2021	2,150	25	9,054,075	34,000
	06/18/2021	2,550	35	12,675,705	107,450
	06/18/2021	3,000	20	7,243,260	147,300
	12/17/2021	2,825	15	5,432,445	159,000
	12/17/2021	2,900	10	3,621,630	118,950
	12/17/2021	3,000	10	3,621,630	137,950
	12/17/2021	3,050	10	3,621,630	148,300
	12/17/2021	3,150	5	1,810,815	85,400
	12/17/2021	3,200	5	1,810,815	91,425
SPDR S&P 500® ETF Trust:
	06/17/2022	275	40	1,448,240	56,240
	06/17/2022	280	95	3,439,570	142,880
	06/17/2022	285	160	5,792,960	256,960
	06/17/2022	290	60	2,172,360	102,810
	06/17/2022	295	115	4,163,690	209,990
	06/17/2022	300	80	2,896,480	155,560
				124,940,570	2,003,840
TOTAL PURCHASED OPTION CONTRACTS
(Cost $8,599,402)				184,697,465	9,255,615

MONEY MARKET FUNDS - 0.11%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.020%, 7-day effective yield(a)	51,777	$51,777

TOTAL MONEY MARKET FUNDS
(Cost $51,777)		51,777

Total Investments, at Value - 107.08%
(Cost $39,949,373)		51,092,708

Written Option Contracts - (6.89)%		(3,288,075)

Liabilities in Excess of Other Assets - (0.19)%		(88,758)

Net Assets - 100.00%		$47,715,875

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $11,150,809, representing 23.37% of net assets.

See Notes to Financial Statements.

16	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2020 (Unaudited)

WRITTEN OPTION CONTRACTS - 6.89%	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.20%
S&P 500® Index:
	12/04/2020	$3,500	15	$126,055	$5,432,445	$198,975
	12/04/2020	3,600	20	70,939	7,243,260	91,500
	12/11/2020	3,600	15	100,185	5,432,445	90,525
	12/11/2020	3,650	20	82,939	7,243,260	61,300
	12/18/2020	3,550	15	121,649	5,432,445	165,375
	12/18/2020	3,650	20	61,539	7,243,260	87,500
	12/18/2020	3,200	10	78,470	3,621,630	432,550
	12/24/2020	3,725	20	53,339	7,243,260	40,300
	12/24/2020	3,650	15	86,231	5,432,445	75,825
	06/18/2021	3,400	10	86,970	3,621,630	359,400
	12/17/2021	3,500	10	111,970	3,621,630	359,800
	12/17/2021	3,600	10	119,970	3,621,630	296,100
	06/17/2022	3,850	10	140,960	3,621,630	223,900
				1,241,216	68,810,970	2,483,050
Put Option Contracts - 1.69%
S&P 500® Index:
	12/04/2020	3,500	15	124,645	5,432,445	4,238
	12/11/2020	3,600	15	118,574	5,432,445	46,425
	12/18/2020	3,550	15	100,559	5,432,445	47,325
	12/18/2020	2,350	20	157,399	7,243,260	750
	12/18/2020	2,400	60	398,818	21,729,780	2,550
	12/18/2020	2,500	15	93,014	5,432,445	863
	12/24/2020	3,650	15	119,336	5,432,445	107,700
	06/18/2021	1,900	25	418,899	9,054,075	20,875
	06/18/2021	2,275	35	545,344	12,675,705	61,250
	06/18/2021	2,600	20	125,119	7,243,260	67,900
	12/17/2021	2,525	15	282,208	5,432,445	97,725
	12/17/2021	2,575	10	164,315	3,621,630	70,850
	12/17/2021	2,675	10	162,399	3,621,630	83,550
	12/17/2021	2,700	10	160,214	3,621,630	86,950
	12/17/2021	2,800	5	73,095	1,810,815	50,975
	12/17/2021	2,850	5	63,460	1,810,815	55,100
				3,107,398	105,027,270	805,025

Total Written Option Contracts				$4,348,614	$173,838,240	$3,288,075

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	17

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2020 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
ASSETS
Investments in securities:
At acquisition cost	$402,214,394	$73,802,782	$39,949,373
At value (Note 2)	$542,173,778	$81,188,100	$51,092,708
Dividends receivable	933	106	46,780
Receivable for capital shares sold	464,322	271	1,320
Other assets	107,722	34,879	25,614
TOTAL ASSETS	542,746,755	81,223,356	51,166,422
LIABILITIES
Written Options, at value (Notes 2 and 6) (premiums received $–, $– and $4,348,614, respectively)	–	–	3,288,075
Payable for capital shares redeemed	262,663	18,574	81,348
Payable to Advisor (Note 5)	453,025	82,088	33,488
Accrued distribution fees (Note 5)	99,373	14,657	4,948
Accrued compliance fees (Note 5)	7,049	1,403	867
Payable to administrator (Note 5)	58,637	11,515	11,530
Payable for trustees' fees (Note 5)	293	89	42
Transfer agent fees, Class A	1,589	142	140
Transfer agent fees, Class C	6,118	339	800
Transfer agent fees, Class I	20,647	8,950	8,353
Other accrued expenses	77,887	27,492	20,956
TOTAL LIABILITIES	987,281	165,249	3,450,547
NET ASSETS	$541,759,474	$81,058,107	$47,715,875
Net assets consist of:
Paid-in capital	$414,934,518	$100,240,254	$42,961,598
Total distributable earnings (accumulated deficit)	126,824,956	(19,182,147)	4,754,277
NET ASSETS	$541,759,474	$81,058,107	$47,715,875
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$86,545,005	$20,352,369	$2,666,236
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,387,165	1,405,271	239,480
Net asset value, redemption price per share (Note 1)	$13.55	$14.48	$11.13
Maximum offering price per share (Note 1)	$14.38	$15.37	$11.81
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$101,515,891	$12,862,281	$5,371,922
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,905,679	970,578	494,877
Net asset value, offering price and redemption price per share (Note 1)	$12.84	$13.25	$10.86
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$353,698,578	$47,843,457	$39,677,717
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	25,675,317	3,229,438	3,550,571
Net asset value, offering price and redemption price per share (Note 1)	$13.78	$14.81	$11.18

See Notes to Financial Statements.

18	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2020 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
INVESTMENT INCOME
Dividends	$2,021,520	$432,011	$588,031
TOTAL INVESTMENT INCOME	2,021,520	432,011	588,031

EXPENSES
Investment advisory fees (Note 5)	2,751,485	507,622	305,711
Distribution fees, Class A (Note 5)	103,704	24,555	3,202
Distribution fees, Class C (Note 5)	491,595	67,867	27,412
Transfer agent fees, Common (Note 5)	80,611	27,173	18,341
Transfer agent fees, Class A (Note 5)	8,733	3,032	296
Transfer agent fees, Class C (Note 5)	21,286	2,520	1,670
Transfer agent fees, Class I (Note 5)	86,176	26,190	22,949
Administrative fees (Note 5)	166,253	26,240	18,572
Registration and filing fees	28,293	23,222	24,711
Professional fees	56,680	15,912	13,821
Custodian fees	17,327	3,146	2,621
Compliance fees (Note 5)	43,655	7,138	4,361
Trustees' fees	64,116	10,107	6,201
Printing of shareholder reports	25,673	6,164	3,584
Other expenses	101,124	18,593	10,687
TOTAL EXPENSES	4,046,711	769,481	464,139

Expense recoupment of previously waived fees (Note 5)	692	–	–
Expenses waived by the Advisor (Note 5)	(100,311)	–	(95,872)
NET EXPENSES	3,947,092	769,481	368,267

NET INVESTMENT INCOME (LOSS)	(1,925,572)	(337,470)	219,764

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(3,643,695)	6,897,931	(2,548,739)
Net realized losses from written option contracts	–	–	(1,363,733)
Net realized gains (losses)	(3,643,695)	6,897,931	(3,912,472)

Net change in unrealized appreciation on investments	75,992,952	5,928,170	4,662,868
Net change in unrealized appreciation on written option contracts	–	–	1,102,831
Net change in unrealized appreciation	75,992,952	5,928,170	5,765,699
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	72,349,257	12,826,101	1,853,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,423,685	$12,488,631	$2,072,991

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	19

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(1,925,572)	$2,211,139	$(337,470)	$413,260
Net realized gains (losses)	(3,643,695)	(4,322,055)	6,897,931	(9,289,986)
Net change in unrealized appreciation	75,992,952	34,942,591	5,928,170	2,404,665
Net increase (decrease) in net assets resulting from operations	70,423,685	32,831,675	12,488,631	(6,472,061)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings, Class A	–	(4,024,385)	–	(97,346)
From distributable earnings, Class C	–	(4,966,586)	–	(72,359)
From distributable earnings, Class I	–	(16,121,907)	–	(223,837)
Decrease in net assets from distributions to shareholders	–	(25,112,878)	–	(393,542)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	4,325,252	13,104,246	1,363,982	3,101,038
Net asset value of shares issued in reinvestment of distributions	–	3,853,594	–	93,766
Payments for shares redeemed	(10,617,904)	(22,067,819)	(2,546,909)	(7,212,773)
Net decrease in net assets from Class A share transactions	(6,292,652)	(5,109,979)	(1,182,927)	(4,017,969)

Class C
Proceeds from sales of shares	3,366,068	9,445,807	159,816	899,068
Net asset value of shares issued in reinvestment of distributions	–	4,632,777	–	69,826
Payments for shares redeemed	(10,206,933)	(24,353,247)	(2,912,596)	(5,210,085)
Net decrease in net assets from Class C share transactions	(6,840,865)	(10,274,663)	(2,752,780)	(4,241,191)

Class I
Proceeds from sales of shares	28,829,937	69,705,982	1,901,456	8,860,732
Net asset value of shares issued in reinvestment of distributions	–	14,761,952	–	222,471
Payments for shares redeemed	(35,808,799)	(112,681,303)	(7,819,732)	(13,601,079)
Net decrease in net assets from Class I share transactions	(6,978,862)	(28,213,369)	(5,918,276)	(4,517,876)

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	50,311,306	(35,879,214)	2,634,648	(19,642,639)

NET ASSETS:
Beginning of period	491,448,168	527,327,382	78,423,459	98,066,098
End of period	$541,759,474	$491,448,168	$81,058,107	$78,423,459

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund
	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
FROM OPERATIONS
Net investment income	$219,764	$744,179
Net realized losses	(3,912,472)	(379,215)
Net change in unrealized appreciation	5,765,699	2,719,228
Net increase in net assets resulting from operations	2,072,991	3,084,192

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings, Class A	(12,085)	(60,998)
From distributable earnings, Class C	(13,420)	(72,897)
From distributable earnings, Class I	(229,967)	(906,742)
Decrease in net assets from distributions to shareholders	(255,472)	(1,040,637)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	208,275	550,526
Net asset value of shares issued in reinvestment of distributions	11,647	59,907
Payments for shares redeemed	(310,252)	(2,832,416)
Net decrease in net assets from Class A share transactions	(90,330)	(2,221,983)

Class C
Proceeds from sales of shares	334,121	258,007
Net asset value of shares issued in reinvestment of distributions	13,089	70,456
Payments for shares redeemed	(555,680)	(2,627,322)
Net decrease in net assets from Class C share transactions	(208,470)	(2,298,859)

Class I
Proceeds from sales of shares	3,008,801	5,361,657
Net asset value of shares issued in reinvestment of distributions	227,050	906,095
Payments for shares redeemed	(7,703,718)	(17,647,378)
Net decrease in net assets from Class I share transactions	(4,467,867)	(11,379,626)

TOTAL NET DECREASE IN NET ASSETS	(2,949,148)	(13,856,913)

NET ASSETS:
Beginning of period	50,665,023	64,521,936
End of period	$47,715,875	$50,665,023

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	21

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.81		$11.62	$12.33	$11.03		$9.82	$10.41

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	(0.05)		0.05	(0.01)	(0.01)		(0.01)	0.05
Net realized and unrealized gain (loss) on investments	1.79		0.72	(0.40)	1.31		1.23	(0.59)
Total from investment operations	1.74		0.77	(0.41)	1.30		1.22	(0.54)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.06)	–	(0.00	)(c)	(0.01)	(0.03)
Distributions from net realized gains	–		(0.52)	(0.30)	–		–	(0.02)
Total distributions	–		(0.58)	(0.30)	–		(0.01)	(0.05)

NET ASSET VALUE, END OF PERIOD	$13.55		$11.81	$11.62	$12.33		$11.03	$9.82

TOTAL RETURN(d)	14.73	%(e)	6.53%	(3.22%)	11.80%		12.48%	(5.19%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$86,545		$81,511	$85,250	$109,707		$105,141	$89,271
Ratio of total expenses to average net assets(f)(g)	1.57	%(h)	1.56%	1.57%	1.61%		1.65%	1.71%
Ratio of net expenses to average net assets(f)	1.55	%(h)	1.55%	1.55%	1.55%		1.55%	1.55%
Ratio of net investment income (loss) to average net assets(a)(f)	(0.76	%)(h)	0.40%	(0.05%)	(0.09%)		(0.12%)	0.54%

PORTFOLIO TURNOVER RATE	34	%(e)	128%	120%	82%		96%	287%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income loss to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

22	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.24		$11.14		$11.92	$10.74	$9.62	$10.25

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.09	)(c)	(0.04	)(c)	(0.10)	(0.10)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	1.69		0.69		(0.38)	1.28	1.21	(0.59)
Total from investment operations	1.60		0.65		(0.48)	1.18	1.12	(0.60)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–	–	–	(0.01)
Distributions from net realized gains	–		(0.52)		(0.30)	–	–	(0.02)
Total distributions	–		(0.55)		(0.30)	–	–	(0.03)

NET ASSET VALUE, END OF PERIOD	$12.84		$11.24		$11.14	$11.92	$10.74	$9.62

TOTAL RETURN(d)	14.23	%(e)	5.73%		(3.92%)	10.99%	11.64%	(5.93%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$101,516		$95,291		$104,812	$99,286	$96,506	$82,347
Ratio of total expenses to average net assets(f)(g)	2.34	%(h)	2.33%		2.32%	2.35%	2.41%	2.49%
Ratio of net expenses to average net assets(f)	2.30	%(h)	2.30%		2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets(a)(f)	(1.51	%)(h)	(0.33%)		(0.83%)	(0.83%)	(0.88%)	(0.11%)

PORTFOLIO TURNOVER RATE	34	%(e)	128%		120%	82%	96%	287%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income loss to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(h)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	23

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$12.00		$11.77	$12.46	$11.12		$9.88	$10.46

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	(0.03)		0.08	0.02 (c)	0.02	(c)	0.01 (c)	0.08
Net realized and unrealized gain (loss) on investments	1.81		0.74	(0.41)	1.32		1.25	(0.59)
Total from investment operations	1.78		0.82	(0.39)	1.34		1.26	(0.51)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.07)	–	(0.00	)(d)	(0.02)	(0.05)
Distributions from net realized gains	–		(0.52)	(0.30)	–		–	(0.02)
Total distributions	–		(0.59)	(0.30)	–		(0.02)	(0.07)

NET ASSET VALUE, END OF PERIOD	$13.78		$12.00	$11.77	$12.46		$11.12	$9.88

TOTAL RETURN(e)	14.83	%(f)	6.88%	(3.02%)	12.09%		12.79%	(4.94%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$353,699		$314,646	$337,265	$238,052		$179,979	$144,534
Ratio of total expenses to average net assets(g)(h)	1.35	%(i)	1.34%	1.33%	1.36%		1.42%	1.49%
Ratio of net expenses to average net assets(g)	1.30	%(i)	1.30%	1.30%	1.30%		1.30%	1.30%
Ratio of net investment income (loss) to average net assets(a)(g)	(0.52	%)(i)	0.66%	0.16%	0.13%		0.12%	0.85%

PORTFOLIO TURNOVER RATE	34	%(f)	128%	120%	82%		96%	287%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(i)	Annualized.

See Notes to Financial Statements.

24	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights

  For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$12.41		$13.52	$13.26	$12.58	$11.08	$11.99

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	(0.06)		0.07	0.03	(0.03)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	2.13		(1.12)	0.23	1.01	1.57	(0.50)
Total from investment operations	2.07		(1.05)	0.26	0.98	1.50	(0.59)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.06)	–	(0.02)	–	–
Distributions from net realized gains	–		–	–	(0.28)	–	(0.32)
Total distributions	–		(0.06)	–	(0.30)	–	(0.32)

NET ASSET VALUE, END OF PERIOD	$14.48		$12.41	$13.52	$13.26	$12.58	$11.08

TOTAL RETURN(c)	16.68	%(d)	(7.85%)	1.96%	7.77%	13.54%	(4.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$20,352		$18,526	$24,231	$47,888	$52,978	$18,726
Ratio of total expenses to average net assets(e)	1.87	%(f)	1.85%	1.84%	1.85%	1.94%	1.96	%(g)
Ratio of net expenses to average net assets(e)	1.87	%(f)	1.85%	1.84%	1.85%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets(a)(e)	(0.82	%)(f)	0.47%	0.26%	(0.23%)	(0.56%)	(0.77%)

PORTFOLIO TURNOVER RATE	153	%(d)	522%	396%	335%	196%	645%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income loss to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	25

Stadion Tactical Defensive Fund – Class C	Financial Highlights

  For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Year Ended May 31, 2019		Year Ended May 31, 2018	Year Ended May 31, 2017		Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.40		$12.51		$12.36		$11.81	$10.48		$11.45

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.10	)(c)	(0.03	)(c)	(0.08	)(c)	(0.12)	(0.15)		(0.17)
Net realized and unrealized gain (loss) on investments	1.95		(1.03)		0.23		0.95	1.48		(0.48)
Total from investment operations	1.85		(1.06)		0.15		0.83	1.33		(0.65)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.05)		–		(0.28)	–		(0.32)
Total distributions	–		(0.05)		–		(0.28)	–		(0.32)

NET ASSET VALUE, END OF PERIOD	$13.25		$11.40		$12.51		$12.36	$11.81		$10.48

TOTAL RETURN(d)	16.23	%(e)	(8.54%)		1.21%		6.97%	12.69%		(5.56%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$12,862		$13,586		$19,151		$23,178	$26,058		$9,680
Ratio of total expenses to average net assets(f)	2.63	%(g)	2.61%		2.59%		2.59%	2.71	%(h)	2.73	%(h)
Ratio of net expenses to average net assets(f)	2.63	%(g)	2.61%		2.59%		2.59%	2.70%		2.70%
Ratio of net investment loss to average net assets(a)(f)	(1.54	%)(g)	(0.24%)		(0.64%)		(0.97%)	(1.30%)		(1.55%)

PORTFOLIO TURNOVER RATE	153	%(e)	522%		396%		335%	196%		645%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income loss to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$12.69		$13.79	$13.50	$12.78		$11.23		$12.12

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(a)(b)	(0.04)		0.09	0.03	(0.00	)(c)	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investments	2.16		(1.13)	0.26	1.03		1.58		(0.51)
Total from investment operations	2.12		(1.04)	0.29	1.03		1.55		(0.57)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.06)	–	(0.03)		–		–
Distributions from net realized gains	–		–	–	(0.28)		–		(0.32)
Total distributions	–		(0.06)	–	(0.31)		–		(0.32)

NET ASSET VALUE, END OF PERIOD	$14.81		$12.69	$13.79	$13.50		$12.78		$11.23

TOTAL RETURN(d)	16.71	%(e)	(7.61%)	2.15%	8.03%		13.80%		(4.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$47,843		$46,311	$54,684	$28,953		$28,338		$12,703
Ratio of total expenses to average net assets(f)	1.70	%(g)	1.66%	1.64%	1.62%		1.75	%(h)	1.76	%(h)
Ratio of net expenses to average net assets(f)	1.70	%(g)	1.66%	1.64%	1.62%		1.70%		1.70%
Ratio of net investment income (loss) to average net assets(a)(f)	(0.64	%)(g)	0.65%	0.21%	(0.01%)		(0.28%)		(0.53%)

PORTFOLIO TURNOVER RATE	153	%(e)	522%	396%	335%		196%		645%

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income loss to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	27

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

  For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.72		$10.37		$10.94		$11.17		$10.49	$10.66

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.04		0.13		0.17		0.11		0.09	0.09
Net realized and unrealized gain (loss) on investments	0.42		0.39		(0.62)		(0.22)		0.68	(0.18)
Total from investment operations	0.46		0.52		(0.45)		(0.11)		0.77	(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		(0.17)		(0.12)		(0.12)		(0.09)	(0.08)
Total distributions	(0.05)		(0.17)		(0.12)		(0.12)		(0.09)	(0.08)

NET ASSET VALUE, END OF PERIOD	$11.13		$10.72		$10.37		$10.94		$11.17	$10.49

TOTAL RETURN(c)	4.31	%(d)	5.04%		(4.13%)		(1.02%)		7.37%	(0.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$2,666		$2,659		$4,733		$23,289		$30,818	$28,898
Ratio of total expenses to average net assets(e)	1.94	%(f)(g)	1.89	%(g)	1.94	%(g)	1.84	%(g)(h)	1.82%	1.85%
Ratio of net expenses to average net assets(e)	1.63	%(f)	1.63%		1.63%		1.72	%(h)	1.82%	1.85%
Ratio of net investment income to average net assets(a)(e)	0.76	%(f)	1.21%		1.58%		1.02%		0.86%	0.88%

PORTFOLIO TURNOVER RATE	5	%(d)	21%		5%		55%		18%	36%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.47		$10.14		$10.73		$10.95		$10.31	$10.49

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.00	(c)	0.04		0.07		0.03		0.01	0.01
Net realized and unrealized gain (loss) on investments	0.42		0.40		(0.59)		(0.22)		0.66	(0.17)
Total from investment operations	0.42		0.44		(0.52)		(0.19)		0.67	(0.16)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.11)		(0.07)		(0.03)		(0.03)	(0.02)
Total distributions	(0.03)		(0.11)		(0.07)		(0.03)		(0.03)	(0.02)

NET ASSET VALUE, END OF PERIOD	$10.86		$10.47		$10.14		$10.73		$10.95	$10.31

TOTAL RETURN(d)	3.97	%(e)	4.34%		(4.84%)		(1.75%)		6.46%	(1.53%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$5,372		$5,384		$7,460		$11,660		$11,592	$10,573
Ratio of total expenses to average net assets(f)	2.73	%(g)(h)	2.68	%(h)	2.63	%(h)	2.56	%(h)(i)	2.60%	2.63%
Ratio of net expenses to average net assets(f)	2.38	%(g)	2.38%		2.38%		2.47	%(i)	2.60%	2.63%
Ratio of net investment income to average net assets(a)(f)	0.01	%(g)	0.43%		0.68%		0.26%		0.08%	0.08%

PORTFOLIO TURNOVER RATE	5	%(e)	21%		5%		55%		18%	36%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(i)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2020	29

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Year Ended May 31, 2019		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76		$10.40		$10.97		$11.20		$10.52	$10.69

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06		0.15		0.18		0.14		0.12	0.11
Net realized and unrealized gain (loss) on investments	0.42		0.41		(0.60)		(0.22)		0.67	(0.17)
Total from investment operations	0.48		0.56		(0.42)		(0.08)		0.79	(0.06)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)		(0.20)		(0.15)		(0.15)		(0.11)	(0.11)
Total distributions	(0.06)		(0.20)		(0.15)		(0.15)		(0.11)	(0.11)

NET ASSET VALUE, END OF PERIOD	$11.18		$10.76		$10.40		$10.97		$11.20	$10.52

TOTAL RETURN(c)	4.48	%(d)	5.39%		(3.90%)		(0.72%)		7.53%	(0.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000's)	$39,678		$42,622		$52,330		$67,545		$62,571	$39,257
Ratio of total expenses to average net assets(e)	1.78	%(f)(g)	1.72	%(g)	1.65	%(g)	1.57	%(g)(h)	1.62%	1.64%
Ratio of net expenses to average net assets(e)	1.38	%(f)	1.38%		1.38%		1.47	%(h)	1.62%	1.64%
Ratio of net investment income to average net assets(a)(e)	1.03	%(f)	1.43%		1.66%		1.25%		1.06%	1.07%

PORTFOLIO TURNOVER RATE	5	%(d)	21%		5%		55%		18%	36%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets may not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(h)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

  November 30, 2020 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) and Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

Following discussions held on September 23, 2020, October 22, 2020, October 27, 2020, December 23, 2020, and January 5, 2021, the Board of Trustees (“Board”) of the Stadion Trust unanimously approved an Agreement and Plan of Reorganization (the “Plan”), pursuant to which each Stadion Fund would be reorganized with and into a newly formed series (each, an “NSI Fund”) of the North Square Investments Trust, a Delaware statutory trust (“NSI Trust”), with the NSI Funds being the surviving funds for accounting and performance purposes (the “Transaction”). If consummated as contemplated, the Transaction, which was recommended by Stadion Money Management, LLC, the investment adviser to each Stadion Fund (“Stadion”), will result in: (i) all of the assets of each Stadion Fund being transferred to the corresponding NSI Fund; (ii) the NSI Fund assuming all liabilities, expenses, costs, charges and reserves of the corresponding Stadion Fund, in exchange for full and fractional shares of beneficial interest of the applicable class of the corresponding NSI Fund (“NSI Shares”), and (iii) the NSI Shares being distributed immediately after the closing of the Transaction by each Stadion Fund to its shareholders in liquidation of such Stadion Fund.

Following the Transaction, the investment adviser to each NSI Fund will be NSI. Founded in 2018, NSI is an independent, multi-boutique investment firm dedicated to delivering differentiated active investment strategies to the market, with a principal location at 10 South LaSalle Street, Suite 1925, Chicago, IL 60603. NSI is expected to engage, on behalf of each NSI Fund, NSI Retail Advisors, LLC (“NSIRA”), a limited liability company formed in Delaware and an affiliate of NSI), to serve as a sub-adviser to each NSI Fund.

The investment objective, principal investment strategies, policies and risks of each NSI Fund are the same or substantially similar to those of the corresponding Fund. Additionally, Stadion’s portfolio management team is expected to transition to NSIRA, and therefore the portfolio management team of each Stadion Fund will remain the same immediately following the Transaction. The Transaction is expected to be tax-free for each Stadion Fund and its shareholders (which means that no gain or loss would be recognized directly by the Stadion Fund or its shareholders as a result of the Transaction).

The Transaction is subject to several conditions, including that the Transaction be approved by a majority of the shareholders of each Stadion Fund. The Agreement and Plan of Reorganization will be submitted to shareholders of each Stadion Fund for approval at a special meeting that is expected to be held on or around April 7, 2021.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Semi-Annual Report | November 30, 2020	31

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

Security Valuation: The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees") and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Valuation of Fund of Funds: Funds may operate as funds of funds whose investments include a portfolio of open-end investment companies. As indicated above, open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end investment companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2020 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$500,561,078	$–	$–	$500,561,078
Money Market Funds	41,612,700	–	–	41,612,700
Total Investments in Securities	$542,173,778	$–	$–	$542,173,778

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$80,736,244	$–	$–	$80,736,244
Money Market Funds	451,856	–	–	451,856
Total Investments in Securities	$81,188,100	$–	$–	$81,188,100

32	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$16,204,977	$–	$–	$16,204,977
Exchange-Traded Funds	25,580,339	–	–	25,580,339
Purchased Option Contracts	–	9,255,615	–	9,255,615
Money Market Funds	51,777	–	–	51,777
Total Investments in Securities	$41,837,093	$9,255,615	$–	$51,092,708
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(3,288,075)	$–	$(3,288,075)
Total	$–	$(3,288,075)	$–	$(3,288,075)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at November 30, 2020.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Semi-Annual Report | November 30, 2020	33

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2020, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$177,711,409	$117,340,874
Sales	$155,059,046	$127,483,795

Trilogy Alternative Return Fund
Purchases	$2,763,151
Sales	$6,984,225

4. TAX MATTERS

The tax character of distributions made during the year ended May 31, 2020 and May 31, 2019 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2020	$2,805,309	$22,307,569	$25,112,878
5/31/2019	–	12,349,753	12,349,753
Tactical Defensive Fund
5/31/2020	$393,542	$–	$393,542
5/31/2019	–	–	–
Trilogy Alternative Return Fund
5/31/2020	$1,040,637	$–	$1,040,637
5/31/2019	1,087,458	–	1,087,458

Reclassifications:

As of May 31, 2020, no permanent differences on book and tax accounting were reclassified. These differences had no effect on net assets:

Fund	Paid-in capital	Distributable Earnings
Tactical Growth Fund	$–	$–
Tactical Defensive Fund	–	–
Trilogy Alternative Return Fund	–	–

Tax Basis of Investments:

As of November 30, 2020, the aggregate cost of investments and other financial instruments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Tactical Growth Fund
Tax cost of portfolio investments	$402,214,394
Gross unrealized appreciation	$140,019,440
Gross unrealized depreciation	(60,056)
Net unrealized appreciation	$139,959,384

Tactical Defensive Fund
Tax cost of portfolio investments	$75,527,403
Gross unrealized appreciation	$5,660,697
Gross unrealized depreciation	–
Net unrealized appreciation	$5,660,697

Trilogy Alternative Return Fund
Tax cost of portfolio investments	$39,949,373
Gross unrealized appreciation	$21,746,008
Gross unrealized depreciation	(9,542,134)
Net unrealized appreciation	$12,203,874

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund and Trilogy Alternative Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Components of Earnings:

At May 31, 2020, components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Undistributed ordinary income	$–	$–	$80,104
Accumulated capital losses on investments	(5,649,412)	(27,964,966)	(4,348,941)
Net unrealized appreciation (depreciation) on investments	63,966,432	(3,515,573)	7,205,595
Other cumulative effect of timing differences	(1,915,749)	(190,239)	–
Total	$56,401,271	$(31,670,778)	$2,936,758

34	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

Capital Loss Carryforward:

As of May 31, 2020, the Funds have the following capital loss carryforwards. These capital losses carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Capital loss carryovers used during the year ending May 31, 2020 were:

Fund	Amount
Tactical Defensive Fund	$1,130,959
Trilogy Alternative Return Fund	1,188,923

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Tactical Defensive Fund	$22,044,970	$235,829
Trilogy Alternative Return Fund	4,348,941	–

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Funds elect to defer to the tax year ending May 31, 2021, capital losses recognized during the period November 1, 2019 to May 31, 2020 in the amount of:

Fund	Amount
Tactical Growth Fund	$5,649,412
Tactical Defensive Fund	5,684,167

The Funds elect to defer to the tax year ending May 31, 2021, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$1,915,749
Tactical Defensive Fund	190,239

As of and during the six months ended November 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by Stadion Money Management, LLC (the “Advisor”) under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million, 1.00% of such assets over $150 million up to $500 million, and 0.85% of such assets over $500 million.

The Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, "acquired fund fees and expenses"; and amounts, if any, payable pursuant to the plan adopted in accordance with Rule 12b-1) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2021.

The Advisor has entered into an Expense Limitation Agreement with respect to the Tactical Defensive Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, "acquired fund fees and expenses"; and amounts, if any, payable pursuant to the plan adopted in accordance with Rule 12b-1) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2021.

The Advisor has entered into an Expense Limitation Agreement with respect to the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, "acquired fund fees and expenses"; and amounts, if any, payable pursuant to the plan adopted in accordance with Rule 12b-1) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2021.

Accordingly, during the six months ended November 30, 2020, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Trilogy Alternative Return Fund
Expenses waived by Advisor	$(100,311)	$(95,872)
Recoupment of previously waived fees	692	–
Total	$(99,619)	$(95,872)

Semi-Annual Report | November 30, 2020	35

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

During the six months ended November 30, 2020, there were no advisory fees waived or expenses reimbursed by the Advisor for the Tactical Defensive Fund.

It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, the Advisor may recapture from the Tactical Growth Fund any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Tactical Growth Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% from the time the Tactical Growth Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

If the Advisor so requests, the Advisor may recapture from the Trilogy Alternative Return Fund any Trilogy Alternative Return Fund operating expenses waived or reimbursed by the Advisor pursuant to the Trilogy Alternative Return Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% from the time the Trilogy Alternative Return Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

As of November 30, 2020, the balance of recoupable expenses for the Tactical Growth Fund and the Trilogy Alternative Return Fund was as follows:

Fund	2021	2022	2023	2024	Total
Tactical Growth Fund	$136,224	$138,350	$158,894	$100,311	$533,779
Trilogy Alternative Return Fund	109,385	225,717	188,692	95,872	619,666

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A shares and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statements of Operations of the Funds.

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

36	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the six months ended November 30, 2020.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Semi-Annual Report | November 30, 2020	37

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

A portion of Trilogy Alternative Return Fund’s securities are pledged as collateral for open written option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s derivative positions are as follows:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/ Written Options)	Investments in securities: At value	$9,255,615	Written Options; at value	$3,288,075
		$9,255,615		$3,288,075

For the Trilogy Alternative Return Fund the average option month-end notional value purchased and written during the six months ended November 30, 2020, were $178,494,367 and $169,396,421, respectively.

Trilogy Alternative Return Fund’s transactions in derivative instruments during the six months ended November 30, 2020, are recorded in the following locations in the Statement of Operations:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized gains (losses) from investments/Net change in unrealized appreciation on investments	$(2,455,522)	$1,381,342
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation on written option contracts	(1,363,733)	1,102,831
Total		$(3,819,255)	$2,484,173

Tactical Growth Fund and Tactical Defensive Fund had no transactions in derivative instruments during the six months ended November 30, 2020.

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
Tactical Growth Fund - Class A
Shares sold	340,821	1,099,408
Shares issued in reinvestment of distributions to shareholders	–	315,824
Shares redeemed	(853,257)	(1,851,506)
Net decrease in shares outstanding	(512,436)	(436,274)
Shares outstanding beginning of year	6,899,601	7,335,875
Shares outstanding end of year	6,387,165	6,899,601

Tactical Growth Fund - Class C
Shares sold	277,039	819,125
Shares issued in reinvestment of distributions to shareholders	–	397,812
Shares redeemed	(850,851)	(2,150,055)
Net decrease in shares outstanding	(573,812)	(933,118)
Shares outstanding beginning of year	8,479,491	9,412,609
Shares outstanding end of year	7,905,679	8,479,491

Tactical Growth Fund - Class I
Shares sold	2,251,528	5,780,085
Shares issued in reinvestment of distributions to shareholders	–	1,193,318
Shares redeemed	(2,805,593)	(9,391,847)
Net decrease in shares outstanding	(554,065)	(2,418,444)
Shares outstanding beginning of year	26,229,382	28,647,826
Shares outstanding end of year	25,675,317	26,229,382

38	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
Tactical Defensive Fund - Class A
Shares sold	101,845	227,192
Shares issued in reinvestment of distributions to shareholders	–	6,707
Shares redeemed	(189,102)	(533,201)
Net decrease in shares outstanding	(87,257)	(299,302)
Shares outstanding beginning of year	1,492,528	1,791,830
Shares outstanding end of year	1,405,271	1,492,528

Tactical Defensive Fund - Class C
Shares sold	12,832	68,887
Shares issued in reinvestment of distributions to shareholders	–	5,401
Shares redeemed	(233,957)	(413,278)
Net decrease in shares outstanding	(221,125)	(338,990)
Shares outstanding beginning of year	1,191,703	1,530,693
Shares outstanding end of year	970,578	1,191,703

Tactical Defensive Fund - Class I
Shares sold	140,151	663,731
Shares issued in reinvestment of distributions to shareholders	–	15,601
Shares redeemed	(561,267)	(992,900)
Net decrease in shares outstanding	(421,116)	(313,568)
Shares outstanding beginning of year	3,650,554	3,964,122
Shares outstanding end of year	3,229,438	3,650,554

	For the Six Months Ended November 30, 2020 (Unaudited)	For the Year Ended May 31, 2020
Trilogy Alternative Return Fund - Class A
Shares sold	18,960	51,938
Shares issued in reinvestment of distributions to shareholders	1,073	5,649
Shares redeemed	(28,462)	(266,195)
Net decrease in shares outstanding	(8,429)	(208,608)
Shares outstanding beginning of year	247,909	456,517
Shares outstanding end of year	239,480	247,909

Trilogy Alternative Return Fund - Class C
Shares sold	31,623	24,541
Shares issued in reinvestment of distributions to shareholders	1,239	6,809
Shares redeemed	(52,222)	(252,625)
Net decrease in shares outstanding	(19,360)	(221,275)
Shares outstanding beginning of year	514,237	735,512
Shares outstanding end of year	494,877	514,237

Trilogy Alternative Return Fund - Class I
Shares sold	272,584	498,579
Shares issued in reinvestment of distributions to shareholders	20,847	84,972
Shares redeemed	(704,623)	(1,653,395)
Net decrease in shares outstanding	(411,192)	(1,069,844)
Shares outstanding beginning of year	3,961,763	5,031,607
Shares outstanding end of year	3,550,571	3,961,763

Semi-Annual Report | November 30, 2020	39

Stadion Investment Trust	Notes to Financial Statements

November 30, 2020 (Unaudited)

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF. Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF Trusts were established as a New York statutory trust and are registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF can be found at www.sec.gov.

The Fund's performance may be directly affected by the performance of the Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF. As of November 30, 2020, the percentage of net assets invested in the Invesco QQQ Trust, Series 1 and the SPDR® Portfolio S&P 500® ETF by the Tactical Defensive Fund were 25.01% and 27.43%, respectively.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In this regard, Trust management notes that the Funds' proposed Transaction described above under Note 1 has been approved by the Board, and a shareholder meeting regarding the same will be held on or about April 7, 2021, to consider the same. While the Transaction, if approved and consummated, will result in changes in the Funds described above under Note 1, Management does not believe that consideration of the Transaction has a material financial effect on the Funds.

Additionally, the global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds' investments, impair the Funds' ability to satisfy redemption requests, and negatively impact the Funds' performance.

40	www.stadionfunds.com

Stadion Investment Trust	Additional Information

November 30, 2020 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | November 30, 2020	41

Stadion Investment Trust	Board of Trustees and Executive Officers

November 30, 2020 (Unaudited)

STADION INVESTMENT TRUST

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The Fund’ SAI includes additional information about the Trustees and is available without charge upon request by calling 1-866-383-7636 or on the Fund’ website, www.stadionfunds.com. The Independent Trustees of the Trust received aggregate compensation of $82,500 during the fiscal year ended May 31, 2020 for their services to the Funds and Trust. Interested Trustees and Officers did not receive compensation from the Funds for the services to the Funds and the Trust. The following are the Trustees and executive officers of the Trust:

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James M. Baker (1952)	Trustee	Since June 2003	Mr. Baker has been the President of Baker & Lassiter, Inc. (real estate development and management) since 1994.	3	Mr. Baker serves as a director of Resurgens Bank, a closely held state chartered bank.
Norman A. McLean (1954)	Trustee	Since June 2003	Mr. McLean has been the Director of Marketing/Public Relations for St. Mary’s Health Care System (health care) since September 2005.	3	None
Ronald C. Baum (1941)	Trustee	Since July 2011	Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP (public accounting firm) from 1987 through 2002.	3	None
Gregory L. Morris (1948)	Trustee and Chairman	Since June 2007	Mr. Morris was a portfolio manager of the Advisor and its predecessor firm (Stadion Money Management, Inc.) from November 2004 to September 2014 and is a member of the Advisor’s investment committee.	3	None
INTERESTED TRUSTEE**
Judson P. Doherty (1969)	Trustee, Chief Executive Officer, President (Principal Executive Officer)	CEO since June 2006 Trustee since February 2020	Mr. Doherty has been Chief Executive Officer since April 2015 and President of the Advisor and its predecessor firm (Stadion Money Management, Inc.) since 2007. He was Chief Financial Officer of Stadion Money Management, Inc. from 2001 until 2011 and Chief Compliance Officer of Stadion Money Management, Inc. and the Trust from 2004 to 2010. He is also a member of the Advisor’s investment committee.	3	None

42	www.stadionfunds.com

Stadion Investment Trust	Board of Trustees and Executive Officers
November 30, 2020 (Unaudited)

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
OTHER EXECUTIVE OFFICERS
Duane L. Bernt (1970)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Advisor since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
Michael D. Isaac (1975)	Chief Compliance Officer and Secretary	Chief Compliance Officer Since April 2010 Secretary Since June 2020	Mr. Isaac has been the Chief Compliance Officer of the Advisor and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.	n/a	None
Madeline Arment (1989)	Assistant Treasurer	Since November 2018	At ALPS Fund Services, Ms. Arment has served as Fund controller since 2018 and numerous roles in the tax department from 2012 to 2016. She previously served as Manager of Investment Operations at Shelton Capital Management from 2016 to 2018.	n/a	None

*	The Fund Complex consists of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund and Stadion Trilogy Alternative Return Fund.
**	Judson P. Doherty is an Interested Trustee because he is an employee of the Advisor.

Semi-Annual Report | November 30, 2020	43

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Certifications required by Item 13(a)(2) of Form N-CSR are filed herewith as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Item 13(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	February 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	February 3, 2021

By:	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	February 3, 2021